POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
POST BALANCE SHEET EVENTS
30.	POST BALANCE SHEET EVENTS

Covenant Compliance and Waivers under the Credit Agreement

Subsequent to December 31, 2025, the Company received a waiver from Perceptive in respect of compliance with the minimum revenue covenant for the twelve‑month period ended December 31, 2025. The covenant breach primarily reflected timing‑related variability in HIV revenues, including the timing of the scale‑up of the Group’s outsourced and offshored manufacturing model. These factors affected the timing of shipments and revenue recognition between reporting periods, rather than indicating a deterioration in underlying demand. Although this waiver was granted subsequent to the reporting date, the Company was not in compliance with this covenant as at December 31, 2025.

In addition, subsequent to year‑end the Company obtained waivers in respect of the minimum revenue covenant applicable to quarterly measurement periods through July 1, 2026. The Company also received waivers in respect of the minimum liquidity covenant for the measurement periods ended March 31, 2026 and April 30, 2026. The scheduled increase in the minimum liquidity threshold was also deferred until July 1, 2026. Each of these waivers and the liquidity covenant deferral relates to covenant measurement periods occurring after December 31, 2025.

Notwithstanding the waivers obtained subsequent to the reporting period, the senior secured term loan is classified as a current liability in the consolidated statement of financial position as at December 31, 2025. In accordance with IAS 1.69(d) and IAS 1.74, when a covenant breach exists at the reporting date and a waiver is obtained only after that date, the entity does not have an unconditional right to defer settlement of the liability for at least twelve months as at the reporting date.

The waivers described above do not amend the contractual maturity of the Company’s senior secured term loan, which remains January 15, 2027.

Amendment to senior secured term loan and convertible note agreement

On April 30, 2026, the Group entered into a third amendment to its Credit Agreement with Perceptive and a related amendment and restatement of the Senior Convertible Note. The amendment to the Credit Agreement provided for, among other things, an additional US$2.5 million term loan borrowing, the payment of certain interest through April 2026 as PIK interest, and a limited waiver of certain financial covenants. In connection with these amendments, the aggregate principal amount of indebtedness subject to conversion was increased from US$60.0 million to US$72.5 million. Under the amended and restated Senior Convertible Note, up to US$72.5 million of the aggregate principal amount of the Convertible Note is convertible, at the holder’s election, into ADSs, at a conversion price of 97% of the VWAP of the ADSs at the time of each such conversion, subject to the minimum conversion price of $0.5061 (equal to 75% of the 30 day VWAP of the Company’s ADSs for the period ended April 22, 2026). This amended conversion price also applies to amounts convertible pursuant to the Conversion Rights Agreement. All conversions remain subject to the beneficial ownership limitations and other terms and conditions set out in the relevant agreements.

Progress on Comprehensive Transformation Plan

During Quarter 1, 2026 the Company completed the transition of upstream manufacturing processes for its UniGold HIV rapid test to its outsourced and offshore manufacturing model. Outsourced production commenced in April 2026 and the Company is currently progressing through the initial scale‑up phase of manufacturing. This marked the completion of the UniGold manufacturing transition under the Comprehensive Transformation Plan and forms part of the broader programme to improve the underlying cost structure and profitability profile of the business.

This transition to outsourcing will temporarily introduce a degree of quarter-on-quarter revenue variability in 2026. This had an impact on the Company’s revenues for the three month period ended March 31, 2026 which are expected to be in the range of approximately US$10 million to US$11 million. The extent of the progression of the scale‑up is expected to result in increased variability of HIV revenues between the second and third quarters of 2026, with a corresponding impact on profitability and cashflow.

The Company continues to progress other elements of the Comprehensive Transformation Plan, with a particular focus on the optimisation of its commercial operations in order to capitalise on the significant operational changes delivered under the plan. As part of these ongoing activities, the Company continued to review its operational footprint and organisational structure to further enhance operational efficiency and align its cost base with its strategic priorities.

These actions included continued evaluation of the scale and composition of the Company’s operations and workforce as the business is further reoriented toward biosensor and reference laboratory testing activities. While the Company may continue to implement targeted initiatives in these areas, any future actions are expected to be of a lower scale and reduced complexity relative to the transformation activities undertaken as part of the Comprehensive Transformation Plan.

Nasdaq Listing Compliance

On February 11, 2026 and February 19, 2026, the Company received deficiency notices from the Listing Qualifications Department of Nasdaq indicating that the Company was not in compliance with (i) the minimum market value of publicly held shares (“MVPHS”) requirement applicable to companies listed on the Nasdaq Global Select Market and (ii) the minimum bid price requirement of US$1.00 per ADS.

In accordance with Nasdaq Listing Rules, the Company has a 180‑day compliance period, expiring in August 2026, to regain compliance with each of these requirements. During this period, the Company’s ADSs will continue to trade on the Nasdaq Global Select Market. The Company is currently focused on taking actions intended to regain compliance with the applicable listing requirements within the prescribed compliance period.

Capital Structure and Funding

The Company continues to evaluate various financing and capital structure options expected to be available to assist in meeting its obligations, to the extent such obligations cannot be met from cash on hand. These considerations include the refinancing of existing debt, the repayment of debt using the proceeds from potential equity or debt offerings, and the sale of assets. The Company has continued to engage with corporate finance advisors, investment banks and potential investors to assess options to optimise its capital structure. This ongoing review also includes consideration of the effectiveness of the equitisation mechanisms within the Company’s existing financing arrangements with Perceptive.

Standby Equity Purchase Agreement

On February 24, 2026, we entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD. (“Yorkville”), pursuant to which the Company may, at its option, sell to Yorkville up to US$25 million in aggregate gross purchase price (the “Commitment Amount”) of ADSs. Subject to certain limitations and conditions set forth in the SEPA, ADSs may be sold to Yorkville at our discretion from time to time until the earlier of (i) February 24, 2029, and (ii) the date Yorkville has purchased the total Commitment Amount under the SEPA, such period being the “Commitment Period.” From time to time, and at our sole discretion, we may present Yorkville with Advance Notices (as defined in the SEPA) to purchase our ADS. The ADSs will be sold at a price per ADS equal to (a) in the event the Company elects a three trading day pricing period, 0.97 multiplied by the lowest daily VWAP of the ADSs during that pricing period, and (b) in the event the Company elects a one trading day pricing period, 0.95 multiplied by the VWAP of the ADSs during the pricing period.

Under the SEPA, the maximum number of ADSs we may elect to sell pursuant to an Advance Notice may not exceed the greater of (i) 100% of the average of the reported daily trading volume of our ADSs on our principal trading market during the five consecutive Trading Days immediately preceding that Advance Notice or (ii) 250,000, unless otherwise mutually agreed in writing. Purchases pursuant to an Advance Notice electing a single day pricing period are also subject to a volume threshold which, if not met, may result in a reduction to the number of ADSs to be purchased to 30% of that days’ trading volume. The SEPA also prohibits us from directing Yorkville to purchase ADSs if those ADSs, when aggregated with all other ADSs or ordinary shares then beneficially owned by the Yorkville and its affiliates, would result in Yorkville and its affiliates beneficially owning more than 4.99% of our then-outstanding ordinary shares.

Since the commencement of the SEPA, the Company has raised approximately US$0.85 million in gross proceeds through the issuance of ADSs under the arrangement.